CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Warrant activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding
Balance at the beginning	251,847	224,884	90,799
Granted		43,259	162,016
Exercised			(562)
Expired		(16,296)	(27,369)
Balance at the end	269,770	251,847	224,884	90,799
Options exercisable at the end		180,716
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 1.00	$ 1.08	$ 2.57
Granted (in dollars per share)		1.00	1.13
Exercised (in dollars per share)		1.00	6.52
Expired (in dollars per share)		4.20	6.09
Balance at the end (in dollars per share)		1.00	$ 1.08	$ 2.57
Options exercisable at the end (in dollars per share)		$ 1.00
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)		8 years 21 days	8 years 9 months 10 days	8 years 9 months 10 days
Options exercisable at the end (in years)		7 years 10 months 6 days
Warrant [Member]
Options Outstanding
Balance at the beginning	23,309
Granted	102,500
Exercised	(17,889)
Expired	(5,420)
Balance at the end	102,500	23,309
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 0.06
Granted (in dollars per share)	9.76
Exercised (in dollars per share)	0.06
Expired (in dollars per share)	0.06
Balance at the end (in dollars per share)	$ 9.76	$ 0.06
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	5 years 4 months 2 days	9 months
Granted (in years)	5 years 4 months 2 days